Fair Value Measurement - Fair Value - Level 3 Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Derivative Asset	129,966
Derivative Asset	79,733	$ 129,966
Fair Value, Inputs, Level 3 [Member] | Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Hypothetical Change in Estimated Future Cash Flows	600
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Derivative Liability		(1,935)
Derivative Asset	330
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	0	3,240
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases	(5,756)	(1,437)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	330	462
Derivative Liability	$ (5,756)
Derivative Asset		$ 330